Income Taxes (Differences in the total income tax expense) (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Differences in the total income tax expense from the amounts computed by applying the U.S. federal income tax rate
Provision at statutory rate	35.00%		35.00%	35.00%	35.00%
State income taxes, net of federal benefit			1.00%	0.90%	(1.00%)
Foreign taxes			1.30%	1.30%	1.20%
Change in valuation allowance					(0.20%)
Foreign earnings repatriation			(1.10%)	(1.10%)	(1.00%)
Permanent differences			0.10%		(0.50%)
Other, net			0.10%	(0.30%)	0.40%
Total income tax expense	36.90%	37.10%	36.40%	35.80%	33.90%